LONG-TERM DEBT AND NOTES PAYABLE (Details Textual) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Aug. 10, 2011	Mar. 31, 2013 Credit Agreement [Member]	Apr. 11, 2013 Subsequent Event [Member]	Dec. 31, 2012 Line Of Credit [Member]	Mar. 31, 2013 Notes Payable To Banks [Member]	Dec. 31, 2012 Notes Payable To Banks [Member]
Line of Credit Facility, Collateral Fees, Amount								$ 2,000,000
Line of Credit Facility, Collateral								The Company pays the shareholder whose certificate of deposit is used as collateral on the $2,000,000 line of credit 1% of the outstanding balance on the line of credit monthly.
Line of Credit Facility, Interest Rate Description						Borrowings under the Credit Agreement bear monthly interest at the greater of: (i) floor rate of 5.00% or (ii) the Wall Street Journal's prime plus rate (currently 3.25%) plus 1.00%. All unpaid principal and interest are due one (1) year after the Closing Date. Any borrowings are secured by a lien on all of the Company's assets.		Prime +0.5% (minimum of 4.5%)	Prime + 1% (minimum of 5.5%)	Prime + 1% (minimum of 5.5%)
Line Of Credit Facility Expiration Date1								Aug. 20, 2012	Aug. 10, 2013	Aug. 10, 2013
Line of Credit Facility, Description								$2,000,000 line of credit with a bank, interest at Wall Street Journal Prime +0.5% (minimum of 4.5%) payable monthly; due August 20, 2012
Line of Credit Facility, Periodic Payment									1,739	1,739
Debt Instrument, Convertible, Effective Interest Rate		10.00%	18.00%
Debt Instrument Convertible Interest Payable Terms								June 2012
Debt Instrument Convertible Principal Balance		25,000
Related Party Transaction, Due from (to) Related Party		25,000
Debt Instrument, Face Amount		711,500
Debt Instrument Accrued Interest		19,588
Additional Line Of Credit Facility Revolving Credit							500,000
Line of Credit Facility, Amount Outstanding	235,902		361,586		2,000,000		734,000
Notes Payable, Current							$ 234,000
Note Payable Expiration Date						Aug. 10, 2013
Debt Instrument, Maturity Date	Aug. 31, 2013	Jan. 04, 2012	Aug. 31, 2013
Stock Issued During Period, Shares, Conversion Of Convertible Securities		206,143
Common Stock, Par Or Stated Value Per Share	$ 0.0001	$ 3.50	$ 0.0001	$ 0.0001